Property and equipment	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of property, plant and equipment [text block]
7	Property and equipment

	Office equipment	Computer equipment	Field equipment	Buildings	Total
Cost
Balance, January 1, 2017	$42	$175	$55	$40	$312
Additions	50	2	-	45	97
Disposals	(40)	(40)	(19)	(43)	(142)
Foreign exchange	3	12	3	3	21
Balance at December 31, 2017	55	149	39	45	288
Additions	-	6	-	-	6
Disposals	-	-	-	-	-
Foreign exchange	(5)	(12)	(4)	(4)	(25)
Balance at December 31, 2018	$50	$143	$35	$41	$269
Accumulated depreciation
Balance, January 1, 2017	$(34)	$(144)	$(30)	$(36)	$(244)
Depreciation	(6)	(6)	(2)	(6)	(20)
Disposals	33	32	-	39	104
Foreign exchange	(1)	(12)	(1)	(2)	(16)
Balance at December 31, 2017	(8)	(130)	(33)	(5)	(176)
Depreciation	(8)	(5)	(2)	(7)	(22)
Disposals	-	-	-	-	-
Foreign exchange	1	10	4	1	16
Balance at December 31, 2018	$(15)	$(125)	$(31)	$(11)	$(182)
Net book value
January 1, 2017	$8	$31	$25	$4	$68
December 31, 2017	$47	$19	$6	$40	$112
December 31, 2018	$35	$18	$4	$30	$87